Allowance for Loan Losses - Changes in the Allowance for Loan Losses and Loan Balances Outstanding (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 14,361	$ 14,268	$ 16,528
Charge-offs	(1,826)	(2,049)	(4,781)
Recoveries	2,070	942	1,021
Provision (Credit)	(1,300)	1,200	1,500
Ending Balance	13,305	14,361	14,268
Commercial and Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	1,478	1,819	2,838
Charge-offs	(880)	(190)	(338)
Recoveries	105	182	251
Provision (Credit)	1,315	(333)	(932)
Ending Balance	2,018	1,478	1,819
Commercial Real Estate Non Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	4,657	4,334	3,888
Charge-offs	(23)	(81)	(198)
Recoveries	1,372	115	50
Provision (Credit)	(1,400)	289	594
Ending Balance	4,606	4,657	4,334
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	4,086	3,747	5,224
Charge-offs	(455)	(1,135)	(2,449)
Recoveries	479	331	293
Provision (Credit)	(1,021)	1,143	679
Ending Balance	3,089	4,086	3,747
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	371	428	184
Charge-offs	(115)
Recoveries	12	5	6
Provision (Credit)	152	(62)	238
Ending Balance	420	371	428
Farm Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	538	822	740
Recoveries		76
Provision (Credit)	(96)	(360)	82
Ending Balance	442	538	822
Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	382	200	217
Charge-offs	(125)	(120)	(135)
Recoveries	46	46	61
Provision (Credit)	11	256	57
Ending Balance	314	382	200
Commercial Real Estate Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	2,467	2,221	2,931
Charge-offs	(228)	(523)	(1,661)
Recoveries	56	187	360
Provision (Credit)	(124)	582	591
Ending Balance	2,171	2,467	2,221
Unallocated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	382	697	506
Provision (Credit)	(137)	(315)	191
Ending Balance	$ 245	$ 382	$ 697